Redeemable Non-controlling Interests	12 Months Ended
Dec. 31, 2013
Noncontrolling Interest [Abstract]
Redeemable Non-controlling Interests
Redeemable Non-controlling Interests
The redeemable non-controlling interests presented in these Consolidated Financial Statements relate to portions of a consolidated subsidiary held by non-controlling interest holders in a partnership ("ERP") that was formed to own certain real estate properties which were contributed to it in exchange for cash, the assumption of mortgage indebtedness and limited partnership units (or Class A Preferred Units).
The Company is entitled to receive 100% of all net income and gains before depreciation after the limited partners receive their preferred return. As of December 31, 2013 and 2012, there were 648 thousand and 648 thousand Class A Preferred Units outstanding, respectively.

Holders of these Class A Preferred Units have a redemption right that provides the holder with the option to redeem their units for $33.15 per unit in cash plus all accrued and unpaid distributions. Due to this right, the portion of the partnership attributable to such outside interests has been classified as redeemable non-controlling interests within the Company's Consolidated Balance Sheets which, at December 31, 2013 and 2012 were $21.5 million and $21.5 million, respectively.

During the year ended December 31, 2013, no limited partners with Class A Preferred Units made a redemption election. During the year ended December 31, 2012, one Class A Preferred Unit Holder elected to redeem substantially all of its Class A Preferred Units for approximately $0.1 million in cash. Such redemption elections may be made at any time, and the Company is required to make any such redemption on the second to last business day of the quarter in which such election is made, provided that the Company receives the redemption election at least ten business days prior to such date.

The changes in redeemable non-controlling interests are as follows:

	Successor			Predecessor
	Year Ended December 31, 2013	Year Ended December 31, 2012	Period from June 28, 2011 through December 31, 2011	Period from January 1, 2011 through June 27, 2011

Balance at beginning of period	$21,467	$21,559	$21,559	$21,559
Unit redemptions	—	(92)	—	—
Distributions to redeemable non-controlling interests	(1,288)	(1,291)	(659)	(636)
Preferred return	1,288	1,291	659	636
Balance at end of period	$21,467	$21,467	$21,559	$21,559